FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Balance at beginning of period	$ 1,599,000	$ 606,000
Additions
Change in fair value	747,000	993,000	$ 1,782,000
Balance at end of year	$ 852,000	$ 1,599,000	$ 606,000